20 Financial instruments (Details 7) R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) R$ / $	Dec. 31, 2019 BRL (R$) R$ / $
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 1,385,111
First Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		261,465
Second Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		349,118
Third Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		325,098
Fourth Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 449,430
US$
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 733,980
US$ | First Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 150,000
Conversion rate at inception	2.0017	2.0017
Closing rate	3.7448	3.7448
US$ | Second Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 183,495
Conversion rate at inception	2.0017	2.0017
Closing rate	3.9043	3.9043
US$ | Third Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 183,495
Conversion rate at inception	2.0017	2.0017
Closing rate	3.7734	3.7734
US$ | Fourth Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 216,990
Conversion rate at inception	2.0017	2.0017
Closing rate	4.0729	4.0729